INCOME TAXES - Effective Income Tax Rate and Components of Income Tax and Deferred Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective income tax rate related to continuing operations
Statutory federal income tax rate applied to pre-tax income	21.00%	21.00%	21.00%
State income taxes	0.20%	(0.40%)	0.50%
Investment income not subject to tax	(5.10%)	(3.60%)	(2.10%)
Prior period adjustments	0.50%	(0.70%)	0.10%
Goodwill impairment	7.30%	0.00%	0.00%
Other	(0.70%)	(0.90%)	(1.00%)
Effective income tax rate	23.20%	15.40%	18.50%
Current income tax expense (benefit):
Federal	$ 129	$ 123	$ 378
State	3	(5)	9
Total current	132	118	387
Deferred income tax expense (benefit):
Federal	(44)	(79)	(284)
State	(2)	4	(6)
Total deferred	(46)	(75)	(290)
Deferred income tax assets:
Loss and credit carryforwards	168	146
Deferred compensation	51	54
Deferred policy acquisition costs	67	143
Valuation allowance	(10)	(9)
Deferred income tax assets	276	334
Deferred income tax liabilities:
Premium receivables and policy liabilities	200	250
VOBA and other intangibles	552	582
Invested assets (other than unrealized gains (losses))	264	283
Net unrealized gains on investments	640	945
Other	48	53
Deferred income tax liabilities	1,704	2,113
Net deferred income tax liability	(1,428)	(1,779)
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance, beginning of period	2	2	7
Additions for tax positions of the current year	0	0	0
Additions for tax positions of prior years	0	0	0
Reductions of tax positions of prior years:
Changes in judgment	0	0	0
Settlements during the period	0	0	(5)
Lapses of applicable statute of limitations	(2)	0	0
Balance, end of period	$ 0	$ 2	$ 2